As filed with the United States Securities and Exchange Commission on December 30, 2014

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 62	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63

AIM COUNSELOR SERIES TRUST

(INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Amanda Roberts, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On [date], pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of December 2014.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	December 30, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	December 30, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	December 30, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	December 30, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 30, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	December 30, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 30, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 30, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 30, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	December 30, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	December 30, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	December 30, 2014
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 30, 2014
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	December 30, 2014
(Wayne W. Whalen)

/s/ Suzanne H. Woolsey*	Trustee	December 30, 2014
(Suzanne H. Woolsey)

/s/ Sherri Morris	Vice President & Treasurer	December 30, 2014
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated August 29, 2014, filed in Registrant’s Post-Effective Amendment No. 61 on December 17, 2014.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def